Revenue (Details) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 149,208	$ 135,811	$ 419,762	$ 410,377	$ 539,373	$ 509,397
Warrant [Member]
Disaggregation of Revenue [Line Items]
Revenue	149,208	135,811	419,762	410,377	539,373	509,397
Service [Member]
Disaggregation of Revenue [Line Items]
Revenue	127,256	124,547	365,511	373,679	490,122	471,200
Recyclable Commodity [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 21,952	$ 11,264	$ 54,251	$ 36,698	$ 49,251	$ 38,197